Fair Value of Financial Instruments - Carrying Amounts and Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financial assets:
Cash and cash equivalents	$ 14,653	$ 31,069	$ 49,308	$ 192,581
Securities available for sale, at fair value	4,435	9,591
Securities held to maturity, Amortized Cost	310,913	347,871
Net loans receivable	1,007,844	780,229
Federal Home Loan Bank of New York stock	13,733	11,665
Interest receivable	3,249	3,112
Securities held to maturity, fair value	311,509	356,320
Financial liabilities:
Deposits	844,825	694,662
FHLB advances	275,800	231,500
Interest payable	475	403
Estimated Fair Value [Member]
Financial assets:
Securities available for sale, at fair value	4,435	9,591
Cash and cash equivalents	14,653	31,069
Securities held to maturity, fair value	311,509	356,320
Net loans receivable	981,930	781,820
FHLB of New York stock	13,733	11,665
Interest receivable	3,249	3,112
Financial liabilities:
Deposits	845,820	700,372
FHLB advances	276,149	234,470
Interest payable	475	403
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Financial assets:
Cash and cash equivalents	14,653	31,069
(Level 2) Significant Other Observable Inputs [Member]
Financial assets:
Securities available for sale, at fair value	4,435	9,591
Securities held to maturity, fair value	311,509	356,320
FHLB of New York stock	13,733	11,665
Interest receivable	3,249	3,112
Financial liabilities:
Deposits	845,820	700,372
FHLB advances	276,149	234,470
Interest payable	475	403
(Level 3) Significant Unobservable Inputs [Member]
Financial assets:
Net loans receivable	$ 981,930	$ 781,820